CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 26,099,178	$ 27,738,979
Accounts receivable - unbilled	1,258,515	1,739,020
Accounts receivable, net of allowance for doubtful accounts of $184,837 and $269,170 at March 31, 2022 and December 31, 2021, respectively	2,356,688	3,002,442
Prepaid expenses and other current assets	295,750	327,035
Tax credit receivable, current portion	140,873	140,873
Total current assets	30,151,004	32,948,349
Property and equipment, net	28,069	32,781
Internally developed software, net	2,783,810	2,710,867
Operating lease right-of-use asset	296,832
Security deposits	27,601	27,601
Total assets	33,287,316	35,719,598
Current liabilities:
Accounts payable	281,494	832,678
Accrued expenses	1,039,974	1,009,803
Accrued interest	8,167	8,167
Operating lease current obligation	150,007
Deferred revenue	567,321	654,746
Total current liabilities	2,046,963	2,505,394
Operating lease long-term obligation	147,375
Term loan, net of discount	3,425,664	3,422,616
Total liabilities	5,620,002	5,928,010
Commitments and contingencies (See Note 6)
Stockholders' equity
Common stock, $0.0001 par value, 200,000,000 shares authorized, 8,845,283 issued, and 8,814,283 outstanding at March 31, 2022 and 8,764,479 issued and 8,733,479 outstanding at December 31, 2021	881	873
Additional paid-in capital	68,069,749	67,810,289
Treasury stock, 31,000 shares at March 31, 2022 and December 31, 2021, at cost	(172)	(172)
Accumulated deficit	(40,403,144)	(38,019,402)
Total stockholders' equity	27,667,314	29,791,588
Total liabilities and stockholders' equity	$ 33,287,316	$ 35,719,598